Investment Property, Net - Summary of Investment Property (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Investment property	₩ 1,074,031	₩ 1,086,077	₩ 994,781
Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	308,523	332,308	279,397
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	593,505	584,549	559,584
Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	1,356	753	1,199
Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	170,647	168,467	₩ 154,601
Gross amount [member]
Disclosure of detailed information about investment property [line items]
Investment property	1,360,159	1,351,739
Gross amount [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	325,241	349,026
Gross amount [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	825,183	803,156
Gross amount [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	3,569	3,213
Gross amount [member] | Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	206,166	196,344
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Investment property	(286,128)	(265,662)
Accumulated depreciation, amortization and impairment [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	(16,718)	(16,718)
Accumulated depreciation, amortization and impairment [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	(231,678)	(218,607)
Accumulated depreciation, amortization and impairment [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	(2,213)	(2,460)
Accumulated depreciation, amortization and impairment [member] | Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	₩ (35,519)	₩ (27,877)